Note 16 - Tangible assets (Tables)	6 Months Ended
Jun. 30, 2018
Tangible assets Abstract
Tangible assets Breakdown by type of asset, Cost value, amortisations and impairments
Tangible Assets. Breakdown by Type of Asset. Cost Value, Depreciation and impairments (Millions of euros)
	June 2018	December 2017
Property plant and equipment
For own use
Land and Buildings	5,372	5,490
Work in Progress	214	234
Furniture, Fixtures and Vehicles	6,046	6,628
Accumulated depreciation	(5,126)	(5,456)
Impairment	(296)	(315)
Subtotal	6,209	6,581
Leased out under an operating lease
Assets leased out under an operating lease	452	492
Accumulated depreciation	(76)	(77)
Subtotal	376	415
Subtotal	6,585	6,996
Investment property
Building rental	171	224
Other	4	4
Accumulated depreciation	(9)	(13)
Impairment	(15)	(20)
Subtotal	151	195
Total	6,736	7,191